Share-Based Compensation (Stock Options Weighted Average Grant Date Fair Value) (Details) (USD $)	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013 Successor [Member] Stock Option Tranche 1 [Member]	Dec. 31, 2012 Successor [Member] Stock Option Tranche 1 [Member]	Jun. 30, 2013 Successor [Member] Stock Option Tranche 1 [Member]	Jun. 30, 2013 Successor [Member] Stock Option Tranche 2 [Member] Vesting Event A [Member]	Dec. 31, 2012 Successor [Member] Stock Option Tranche 2 [Member] Vesting Event A [Member]	Jun. 30, 2013 Successor [Member] Stock Option Tranche 2 [Member] Vesting Event A [Member]	Jun. 30, 2013 Successor [Member] Stock Option Tranche 2 [Member] Vesting Event B [Member]	Dec. 31, 2012 Successor [Member] Stock Option Tranche 2 [Member] Vesting Event B [Member]	Jun. 30, 2013 Successor [Member] Stock Option Tranche 2 [Member] Vesting Event B [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average per share fair value of options granted	$ 0.67	$ 0.67	$ 0.67	$ 0.68	$ 0.68	$ 0.68	$ 0.76	$ 0.76	$ 0.76	$ 12.46	$ 15.34	$ 13.30